Debts	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debts	Debts
Development Loans
On April 4, 2018, the Company entered into a Loan and Security Agreement (“LSA”) and Development and License Agreement (“DLA”) with Nexperia. The LSA provided for term loans in an aggregate principal amount of up to $15.0 million, which term loans were available in tranches (Tranche A, Tranche B and Tranche B-1) and subject to the satisfaction of specified conditions. The Tranche A Loan of $5.0 million matures on the earlier of the date a specified report is required to be delivered under the DLA or March 31, 2020, subject to extension as provided in the LSA. On April 8, 2020 the maturity of the Tranche A loan was extended to April 30, 2020 and, on April 28, 2020, the maturity of the Tranche A loan was further extended to June 30, 2020. The Tranche B Loan of $8.0 million and Tranche B-1 Loan of $2.0 million mature on the earlier of the date a specified report is required to be delivered under the DLA or March 31, 2021, subject to extension as provided in the LSA. See Note 2 - Nexperia Arrangement.

As of March 31, 2020 and December 31, 2019, $15.0 million aggregate principal amount of term loans were outstanding under the LSA.

Revolving Credit Facility
The LSA also provided a $10.0 million revolving loan (Tranche C Loan) maturing at the earlier of (i) April 3, 2021, and (ii) the date a Change of Control (as defined in the LSA) of the Company occurs. Interest payable by the Company accrues on the outstanding principal amount of the loans during such period at a rate of 6% per annum. The credit facility is secured against certain of our U.S. patents not relating to MOCVD or epiwafer technology. See Note 2 - Nexperia Arrangement.
The Tranche C Loan is recorded based on principal $10.0 million and accrued interest (6% interest per annum). The Company recorded interest expense of $152 thousand and $150 thousand for the three months ended March 31, 2020 and 2019, respectively. As of March 31, 2020 and December 31, 2019, the total balance of the revolving credit facility was $10.6 million and $10.5 million, respectively.

Promissory Note
The Company’s promissory note obligation at March 31, 2020 and December 31, 2019 consists of the following (in thousands):

			Stated Value at
	Interest Rate	Due Date	March 31, 2020	December 31, 2019
Yaskawa Note	1.00%	September 2022	$15,373	$15,336

Pursuant to ASC 825-10-15-4, the Company elected to apply the fair value option for the promissory note. As of March 31, 2020 and December 31, 2019, the Company determined the fair value for the note, as compared to the face value, including accrued interest, as follows (in thousands):

	Fair Value at
	March 31, 2020	December 31, 2019
Yaskawa Note	$13,885	$16,169

Fair value of promissory note decreased $2.3 million for the three months ended March 31, 2020 and increased $167 thousand for the year ended December 31, 2019.

In October 2017, the Company issued an unsecured subordinated convertible promissory note to Yaskawa Electric Corporation (the “Yaskawa Note”) for $15.0 million. The stated interest rate of the Yaskawa Note is 1.0%, and principal plus interest is due on the earlier of September 30, 2022, or the date of the occurrence of an Event of Default, Change of Control or an Initial Public Offering (all terms as defined in the Yaskawa Note). In connection with the Merger, the Yaskawa Note was amended to be convertible at the option of the holder into a maximum of 3,076,171 shares of our common stock at a conversion price of $5.12 per share.

In connection with its promissory note obligation, the Company recorded interest expense of $37 thousand for the three months ended March 31, 2020 and 2019. In accordance with the terms of the promissory note, interest is added to the principal balance and is reflected in the carrying value on the condensed consolidated balance sheet. As of March 31, 2020 and December 31, 2019, accrued interest on the promissory note was $373 thousand and $336 thousand, respectively.

In February, 2020, the Company entered into a letter of intent (“LOI”) with Yaskawa that will form the basis for a mutually beneficial cooperation agreement between the Company and Yaskawa to be finalized later in 2020. Under the LOI, Yaskawa intends to enter into a long-term cooperation and development agreement with the Company to use the Company’s GaN power device products for a variety of industrial power conversion applications, which will initially focus on servo motor drive applications. Yaskawa also intends to provide at least $4.0 million to fund the Company’s development activities, with an expected funding start date of May 2020, from which amount Yaskawa intends to provide $1.0 million in 2020 in connection with the ongoing development activities.

As of March 31, 2020, the scheduled maturity on the development loans, revolving credit facility and promissory note was as follows (in thousands):

Year Ending December 31,	Amount
2020	$15,610
2021	10,000
2022	15,748
Total	$41,358
Debts
Development Loans

On April 4, 2018, the Company entered into a Loan and Security Agreement (“LSA”) with Nexperia. The LSA provided for term loans in an aggregate principal amount of up to $15.0 million, which term loans are available in tranches (Tranche A, Tranche B and Tranche B-1) and subject to the satisfaction of specified conditions. The Tranche A Loan matures on the earlier of the date a specified report is required to be delivered under the DLA or March 31, 2020, subject to extension as provided in the LSA. The Tranche B Loan and Tranche B-1 Loan matures on the earlier of the date a specified report is required to be delivered under the DLA or March 31, 2021, subject to extension as provided in the LSA. See Note 3 - Nexperia Arrangement for more information.

For the year ended December 31, 2019, the Company had drawn the full $15.0 million available under the LSA and, as of December 31, 2019, $15.0 million aggregate principal amount of term loans were outstanding under the LSA.

Revolving Credit Facility

The LSA provided a $10.0 million revolving loan (Tranche C Loan) maturing at the earlier of (i) the third anniversary of April 3, 2018, and (ii) the date a Change of Control (as defined in the Loan and Security Agreement) occurs. Interest payable by the Company will accrue on the outstanding principal amount of the loans during such period at a rate of 6% per annum. The credit facility is secured against certain of our US patents not relating to MOCVD or epiwafer technology. See Note 3 - Nexperia Arrangement for more information.

The Nexperia debt is recorded based on principal of $10.0 million and accrued interest (6% interest per annum). The Company recorded interest expense of $608 thousand and $346 thousand for the years ended December 31, 2019 and 2018, respectively. The Company paid interest expense of $496 thousand and zero for the years ended December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, total balances of the revolving credit facility were $10.5 million and $10.3 million, respectively.

Promissory Note

The Company’s promissory note obligation at December 31, 2019 and 2018 consists of the following (in thousands):

			Stated Value at December 31,
	Interest Rate	Due Date	2019	2018
Yaskawa Note	1.00%	September 2022	$15,336	$15,186
Pursuant to ASC 825-10-15-4, the Company elected to apply the fair value option for the promissory note. As of December 31, 2019 and 2018, the Company determined the fair value for the note, as compared to the face value, including accrued interest, as follows (in thousands):

	Fair Value at December 31,
	2019	2018
Yaskawa Note	$16,169	$15,852

The changes in fair value of $167 thousand and $1.1 million were recorded in changes in fair value of promissory notes in the accompanying consolidated statements of operations for the years ended December 31, 2019 and 2018, respectively.

Prior to January 1, 2016, the Company issued promissory notes to Semiconductor Components Industries, LLC, a semiconductor components manufacturer (the SCI Note), for $10.0 million and to IIDA Electronics Co, Ltd., a Japanese electronics company (the IIDA Note) for $3.0 million. The stated interest rate of the SCI Note is 6.0%, and principal plus interest was due on the earlier of October 2, 2017 or the occurrence of an Event of Default or a Change of Control (both terms as defined). The stated interest rate of the IIDA Note is 1.0%, and principal plus interest is due on the earlier of April 1, 2018, or the date of the occurrence of an Event of Default or a Change of Control (both terms as defined). The IIDA Note was convertible at the option of the holder into shares of common shares at an exercise price of $9.82380 per share. The SCI Note and IIDA Note do not have embedded conversion option as they are accounted for at fair value. In April 2018, both the SCI Note and IIDA Note were paid in full, including accrued interest.

In October 2017, the Company issued an unsecured subordinated convertible promissory note to Yaskawa Electric Corporation, (the Yaskawa Note), for $15.0 million. The stated interest rate of the Yaskawa Note is 1.0%, and principal plus interest is due on the earlier of September 30, 2022, or the date of the occurrence of an Event of Default, Change of Control or an Initial Public Offering (all terms as defined). The Yaskawa Note is convertible at the option of the holder into shares of preferred stock upon the consummation of a preferred stock financing, whose aggregate gross proceeds are at least $10.0 million (Qualified Financing), under the terms of such financing, with the following conversion price per share:

a)upon the first Qualified Financing that occurs and prior to a second Qualified Financing, a price per share equal to the price per share paid by the purchasers of the preferred stock and

b)each subsequent Qualified Financing, a price per share equal to eighty percent (80%) of the price paid by the purchasers of the preferred stock, subject to a upper and lower limit of $250.0 million and $160.0 million estimated enterprise value, each, respectively, divided by the Fully Diluted Capitalization, as defined, of the Company.
In connection with its promissory note obligation, the Company recorded interest expense of $150 thousand and $364 thousand for the years ended December 31, 2019 and 2018, respectively. In accordance with the terms of the promissory notes, interest is added to the principal balance and is reflected in the carrying value on the consolidated balance sheet. As of December 31, 2019 and 2018, accrued interest on the promissory notes was $336 thousand and $186 thousand.
As of December 31, 2019, the scheduled maturity on the development loans, revolving credit facility and promissory note was as follows (in thousands):

Year Ending December 31,	Amount
2020	$15,458
2021	10,000
2022	15,748
Total	$41,206